Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary in Tabular Form of Capitalized Costs Relating To Oil and Gas Producing Activities (Detail) - Oil And Natural Gas Reserve [member] - INR (₨)
₨ in Millions
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
India [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Net Capitalized costs	₨ 143,344	₨ 108,206	₨ 116,801
India [member] | Gross carrying amount [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Unproved oil and gas properties	43,705	37,333	33,033
Proved oil and gas properties	1,554,729	1,521,179	1,542,710
Support equipment	6,740	6,657	6,553
Net Capitalized costs	1,605,174	1,565,169	1,582,296
India [member] | Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss) [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Net Capitalized costs	(1,461,830)	(1,456,963)	(1,465,495)
Sri Lanka [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Net Capitalized costs	0	0	0
Sri Lanka [member] | Gross carrying amount [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Unproved oil and gas properties	59,571	57,766	58,959
Proved oil and gas properties	0	0	0
Support equipment	0		0
Net Capitalized costs	59,571	57,766	58,959
Sri Lanka [member] | Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss) [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Net Capitalized costs	(59,571)	(57,766)	(58,959)
South Africa [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Net Capitalized costs	0	(5)	0
South Africa [member] | Gross carrying amount [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Unproved oil and gas properties	2,751	2,668	2,728
Proved oil and gas properties	0	0	0
Support equipment	5		0
Net Capitalized costs	2,756	2,668	2,728
South Africa [member] | Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss) [member]
Disclosure In Tabular Form Of Capitalized Costs Relating To Oil And Gas Producing Activities [line items]
Net Capitalized costs	₨ (2,756)	₨ (2,673)	₨ (2,728)